SHORT-TERM DEBTS - Summary of Short-term debts (Details)	Dec. 31, 2024 USD ($)
SHORT-TERM DEBTS
Hashrate financing loan, Fixed/floating annual rate	10.00%
Short-term debts	$ 17,067,978
Weighted average interest rate for outstanding debts	7.50%